Financial Assets and Liabilities - Investments measured at fair value (Details) - USD ($) $ in Thousands	Jun. 30, 2021	Jun. 30, 2020
Disclosure of financial assets [line items]
Amortized Cost	$ 339,166	$ 697,887
Unrealized Gains	100,870	85,473
Unrealized Losses	(2,276)	(4)
Fair Value	437,760	783,356
Debt Investments
Disclosure of financial assets [line items]
Amortized Cost	316,896	673,867
Unrealized Gains	731	5,556
Unrealized Losses	(2,026)	(4)
Fair Value	315,601	679,419
Debt Investments | U.S. treasury securities
Disclosure of financial assets [line items]
Amortized Cost	209,567	294,103
Unrealized Gains	407	2,017
Unrealized Losses	(26)	(2)
Fair Value	209,948	296,118
Debt Investments | Agency securities
Disclosure of financial assets [line items]
Amortized Cost	5,750	24,280
Unrealized Gains	2	306
Unrealized Losses	0	0
Fair Value	5,752	24,586
Debt Investments | Certificates of deposit and time deposits
Disclosure of financial assets [line items]
Amortized Cost	9,253	15,399
Unrealized Gains	0	0
Unrealized Losses	0	0
Fair Value	9,253	15,399
Debt Investments | Commercial paper
Disclosure of financial assets [line items]
Amortized Cost		31,937
Unrealized Gains		0
Unrealized Losses		0
Fair Value		31,937
Debt Investments | Corporate debt securities
Disclosure of financial assets [line items]
Amortized Cost	87,626	305,448
Unrealized Gains	322	3,205
Unrealized Losses	0	(2)
Fair Value	87,948	308,651
Debt Investments | Municipal securities
Disclosure of financial assets [line items]
Amortized Cost	2,700	2,700
Unrealized Gains	0	28
Unrealized Losses	0	0
Fair Value	2,700	2,728
Debt Investments | Non-marketable debt securities
Disclosure of financial assets [line items]
Amortized Cost	2,000
Unrealized Gains	0
Unrealized Losses	(2,000)
Fair Value	0
Equity Investments
Disclosure of financial assets [line items]
Amortized Cost	22,270	24,020
Unrealized Gains	100,139	79,917
Unrealized Losses	(250)	0
Fair Value	122,159	103,937
Equity Investments | Marketable equity securities
Disclosure of financial assets [line items]
Amortized Cost	10,270	20,270
Unrealized Gains	100,139	79,917
Unrealized Losses	0	0
Fair Value	110,409	100,187
Equity Investments | Non-marketable equity securities
Disclosure of financial assets [line items]
Amortized Cost	12,000	3,750
Unrealized Gains	0	0
Unrealized Losses	(250)	0
Fair Value	$ 11,750	$ 3,750